Cover	Apr. 17, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2024
Entity File Number	001-41015
Entity Registrant Name	Digital Health Acquisition Corp.
Entity Central Index Key	0001864531
Entity Tax Identification Number	86-2970927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	980 N Federal Hwy #304
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	561
Local Phone Number	672-7068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Common Stock And One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Redeemable Warrant
Trading Symbol	DHACU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DHAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of Dollar 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	DHACW
Security Exchange Name	NASDAQ